WEST UNIVERSITY FUND, INC.
                          3030 University Blvd.
                          Houston, Texas  77005





January 17, 1996




Richard Pfordte
Senior Counsel
Securities and Exchange Commission
Washington, D.C.  20549

                                  Re: West University Fund, Inc.
                                      (Fund) File Nos. 811-9124
                                       33-98980

Dear Mr. Pfordte:

     The registrant hereby incorporates by reference Parts A, B, C, and all Exhibits of its registration statement dated November
3, 1995 into this pre-effective amendment number four. The sole purpose of this amendment is to furnish Part C, Item 24, Financial Statements and Exhibits.

                                  Sincerely,



                                  Richard P. Cancelmo, Jr.
                                  President

                      Registration No . 33-98980

                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      Pre-Effective Amendment No. 4
                                   and
                           REGISTRATION STATEMENT
                                  UNDER
                   THE INVESTMENT COMPANY ACT OF 1940
                             Amendment No. 4

                       WEST UNIVERSITY FUND, INC.
                  (Exact Name as Specified in Charter)

                        3030 University Boulevard
                          Houston, Texas 77005
                    (Address of Principal Executive)

                             (713) 666-1652
                     (Registrant's Telephone Number)

                       Richard Peter Cancelmo, Jr.
                             3030 University
                          Houston, Texas 77005.
                 (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering as soon as practicable after the effective date of the Registration Statement.


  Title of Securities Being Registered: Common Stock $1.00 Par value

  Amount Being Registered: 500,000 Shares

  Proposed Maximum Offering Price Per Unit: $10.10*

  Proposed Maximum Aggregate Offering Price: 5,050,000

  Amount of Registration Fee: $1,742.00


* Estimated solely for the purpose of determining the amount of the registration fee.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall becom effective on such date as the commission acting pursuant to said section 8(a) may determine.

Page 1 of 10 pages












                       WEST UNIVERSITY FUND, INC.

                          FINANCIAL STATEMENTS

                            December 31, 1995

SIMONTON, KUTAK & BARNIDGE, L.L.P.
Certified Public Accountants
909 Fannin, Suite 2050
Houston, Texas  77010-1007
(713)  658-9755



                      Independent Auditors' Report



January 8, 1996


Board of Directors and Stockholder
West University Fund, Inc.
Houston, Texas

We have audited the accompanying balance sheet of West University Fund, Inc., (a Texas corporation) as of December 31, 1995, and the related statements of income, stockholder's equity, and cash flows for the period from inception (October 25, 1995) to December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the balance sheet is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of West University Fund, Inc. at December 31, 1995, and the results of its operations and its cash flows for the initial period then ended in conformity with generally accepted accounting principles.




SIMONTON, KUTAK & BARNIDGE, L.L.P.

                       WEST UNIVERSITY FUND, INC.

                              BALANCE SHEET

                            December 31, 1995




                                 ASSETS


Current Assets:
     Cash held in custodial account         $  354,000

          Total Assets                      $  354,000



STOCKHOLDER'S EQUITY


Stockholder's Equity:
     Common stock, $1.00 par value; authorized
         10,000,000 shares; 35,400 shares issued
         and outstanding                     $   35,400
     Paid-in capital                            318,600

          Total Stockholder's Equity         $  354,000

WEST UNIVERSITY FUND, INC.

              STATEMENT OF INCOME

              From Inception (October 25, 1995) through December 31, 1995






Revenue:
     Interest                                $    2,574

          Total                                   2,574


Expenses:
     Commissions                                      4

Income before income taxes                             2,570

Provisions for income taxes                         382

          Net income                              $    2,188

WEST UNIVERSITY FUND, INC.

              STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY

              From Inception (October 25, 1995) through December 31, 1995






                        Common Stock
                      No. of              Paid-in  Retained
                      Shares    Amount    Capital  Earnings    Total

Balance,
  October 25, 1995    35,400   $35,400   $318,600   $   --   $354,000

Net income               --        --         --    2,188      2,188

Dividends paid          --        --         --   (2,188)    (2,188)

Balance,
December 31, 1995     35,400  $35,400   $318,600    $   --   $354,000

WEST UNIVERSITY FUND, INC.

                           STATEMENT OF CASH FLOW

         From Inception (October 25, 1995) through December 31, 1995






Net cash provided by operating activities             $   2,188

Cash Flows from Financing Activities:
   Sale of common stock                                 354,000
   Dividends paid                                        (2,188)

       Net cash from financing activities               354,000

Net increase in cash and cash equivalents               354,000

Cash and cash equivalents, beginning of year                 --

Cash and cash equivalents, end of year                $ 354,000



The accompanying no tes are an integral part of this financial statement.

WEST UNIVERSITY FUND, INC.

                           NOTES TO BALANCE SHEET

                           December 31, 1995




NOTE 1 - FORMATION AND BUSINESS

West University Fund, Inc. (the "Company"), was incorporated under the laws of the State of Texas on October 25, 1995. The Company was organized primarily for the purpose of operating as a mutual fund for investments.


NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting --- Accounting records of the Company and financial statements are maintained and prepared on an accrual basis. All investments are presented on a value basis.

Fiscal Year --- The Company's proposed fiscal year for accounting and tax purposes is December 31.


NOTE 3 - CASH HELD IN CUSTODIAL ACCOUNT

The Company's custodian is Firstar Trust Company. Pursuant to the terms of the Custodian Agreement the Company will forward to the Custodian the proceeds of each purchase of Fund shares. The Custodian will hold such proceeds and make disbursements therefrom in accordance with the terms of the Custodian Agreement. It will retain possession of the securities purchased with such proceeds and maintain appropriate records with respect to receipt and disbursements of money, receipt and release of securities, and all other transactions of the Custodian with respect to the securities and other assets of the Fund.


NOTE 4 - STOCKHOLDER'S EQUITY

The Company is authorized to issue 10,000,000 shares of Common Stock, par value $1.00. On October 25, 1995, 35,400 shares of Common Stock were issued for $354,000 of marketable securities. The 35,400 outstanding shares are held by one shareholder who is related to an officer and director of the Company.

CONSENT OF INDEPENDENT AUDITOR




We hereby consent to the use in the Registration Statement of West University Fund, Inc. (Registration No. 33-98980) on Form N-1A our opinion dated December 31, 1995 appearing in the Prospectus and in Part II of said Registration Statement and financial statements incorporated by reference.




Simonton, Kutac & Barnidge, L.L.P.
Houston, Texas

January 8, 1996

                               SIGNATURES


Pursuant to the requirements of (the Securities Act of 1933 and) the Investment Company Act of 1940 the Registrant (certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and) has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston and state of Texas on the 17th day of January, 1996.




                              West University Fund, Inc.


                              By
                                  RICHARD PETER CANCELMO, JR.
                                  President

     Pursuant to the requirements of (the Securities Act of 1933 and) this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



                         Director, Secretary    January 17, 1996
JAMES BARRY KENDRICK           (Title)                (Date)



                               Director          January 17, 1996
SAMUEL LEE MORELAND            (Title)                (Date)